Retained earnings (Details) - GBP (£)	6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Retained earnings
Balance at the beginning	£ (383,858)		£ 61,696	£ (753,032)	£ 61,696
Profit Loss	(4,408,580)	£ 213,202	£ (658,756)	814,728	(445,554)
Balance at the end	£ (4,792,438)	£ (383,858)		£ 61,696	£ (383,858)